Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes	Income Taxes
The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2021	2020
	%	%
Income tax expense at statutory Canadian rates	25.9	25.6
Increase (decrease) resulting from:
Rate differential on foreign income	(1.8)	2.5
Non-deductible expenses and non-taxable income	(0.1)	1.6
Unrecognized tax losses and temporary differences	(0.1)	(0.5)
Research and development and other tax credits	(0.7)	(1.1)
Other	0.5	(1.5)
	23.7	26.6
Major components of income tax expense from continuing operations are as follows:

	For the year ended December 31
	2021	2020
	$	$
Ongoing operations	66.7	76.9
UK reorganization tax and US transition tax	—	2.6
Current income tax expense	66.7	79.5

	For the year ended December 31
	2021	2020
	$	$
Origination and reversal of timing differences	(2.3)	(17.0)
Unrecognized tax losses and temporary differences	0.9	0.8
Change of tax rates	(2.4)	(1.7)
Recovery arising from previously unrecognized tax assets	(0.6)	(4.0)
Deferred income tax recovery	(4.4)	(21.9)

Significant components of net deferred income tax assets (liabilities) are as follows:

	December 31, 2021	December 31, 2020
	$	$
Deferred income tax assets (liabilities)
Lease liabilities	166.7	154.9
Differences in timing of taxability of revenue and deductibility of expenses	47.3	27.7
Loss and tax credit carryforwards	28.2	8.7
Employee defined benefit plan	7.3	5.7
Other	1.5	1.2
Carrying value of property and equipment in excess of tax cost	(15.2)	(26.2)
Carrying value of intangible assets in excess of tax cost	(147.1)	(84.3)
Lease assets	(117.9)	(108.7)
	(29.2)	(21.0)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	(21.0)	(41.3)
Tax effect on equity items	7.3	(2.0)
Impact of foreign exchange	(0.4)	0.9
Other	0.4	0.4
Deferred taxes acquired through business combinations	(19.9)	0.2
Tax recovery during the year recognized in net income	4.4	20.8
Balance, end of the year	(29.2)	(21.0)

At December 31, 2021, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2021	December 31, 2020
	$	$
Deductible temporary differences	0.2	1.1
Non-capital tax losses:
Expire (2022 to 2041)	72.0	37.0
Never expire	41.8	33.5
	113.8	70.5
Capital tax losses:
Never expire	2.5	2.6
	116.5	74.2

Deferred tax assets have not been recognized in respect of these temporary differences and losses, as well as foreign tax credits of $4.9 (2020 - nil), because they are restricted to certain jurisdictions and cannot be used elsewhere in the Company at this time.

Due to a change in United States tax legislation during 2020 as a result of the COVID-19 pandemic, the depreciable life of leasehold improvements was accelerated for tax purposes, which resulted in an adjustment of $9.1 in 2020 that increased income taxes recoverable and deferred tax liabilities.